T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.0%
Other Asset-Backed Securities 0.0%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,551 1,460
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 738 710
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,142 1,076
Total Asset-Backed Securities (Cost $3,431) 3,246
MUNICIPAL SECURITIES 0.5%
California 0.1%
California State Univ., Series B, 0.563%, 11/1/24  4,220 3,989
3,989
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 778
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,163
1,941
Georgia 0.0%
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 665
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 634
1,299
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 20,050
20,050
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,304
3,304
Texas 0.0%
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 479
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 359
838
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.497%, 6/1/24  2,680 2,596
2,596
Total Municipal Securities (Cost $34,635) 34,017

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Whole Loans Backed 0.2%
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.602%, 1/25/30  236 236
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
SOFR30A + 2.764%, 8.052%, 2/25/30  3,978 3,977
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  6,048 6,029
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  379 377
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.928%, 7/25/44 (1) 94 94
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.864%, 6.179%, 2/25/60 (1) 675 605
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 675 601
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 709 652
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 189 183
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$13,041) 12,754
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.961%, 4.461%, 2/1/33  — —
12M USD LIBOR + 1.975%, 4.225%, 2/1/34  — 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  15 15
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  4 4
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  11 11

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
12M USD LIBOR + 1.688%, 4.755%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 3.965%, 10/1/32 - 12/1/32  14 13
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  4 4
12M USD LIBOR + 1.83%, 6.08%, 8/1/38  3 3
12M USD LIBOR + 1.853%, 6.103%, 8/1/38  5 5
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  4 4
ECOFC + 1.254%, 4.02%, 7/1/27  — —
RFUCCT1Y + 1.671%, 4.046%, 2/1/33  — —
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  — —
62
U.S. Government Obligations 0.0%
Government National Mortgage Assn.
8.50%, 7/15/24 - 6/20/27  11 11
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  2,535 2,329
2,340
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $2,628) 2,402
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 96.8%
U.S. Treasury Obligations 96.8%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  220,823 213,439
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  1,452,304 1,385,135
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  597,411 566,980
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  519,171 486,885
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  341,170 320,326
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  1,123,626 1,050,590
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  916,946 847,889
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  31,552 30,319
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  133,828 127,597
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  1,027,682 989,465
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  84,781 81,178
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27 (2) 817,749 802,288
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $7,139,452) 6,902,091

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 168,404 168,404
Total Short-Term Investments (Cost $168,404) 168,404
Total Investments in Securities 99.9%
(Cost $7,361,591) $ 7,122,914
Other Assets Less Liabilities 0.1% 10,284
Net Assets 100.0% $ 7,133,198
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,381 and represents 0.1% of net assets.
(2) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ECOFC Enterprise 11th District COFI Replacement Index
EUR Euro
GBP British Pound
GO General Obligation
JPY Japanese Yen
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 10/27/23 @
$112.00 1,295 143,785 (992)
U.S. Treasury 10-Year Notes Futures, Put, 10/27/23 @
$108.00 1,295 143,785 (364)
Total Options Written (Premiums $(1,292)) $ (1,356)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 142,006 2,488 2,318 170
Total Centrally Cleared Credit Default Swaps,
Protection Sold 170
Zero-Coupon Inflation Swaps 0.1%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 77,055 (346) — (346)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.129% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 77,055 (369) 1 (370)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.953% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/24 61,134 3,869 — 3,869
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.960% at maturity, Receive Variable
(Change in CPI) at maturity, 8/2/24 39,667 2,512 — 2,512
Total Centrally Cleared Zero-Coupon Inflation Swaps 5,665
Total Centrally Cleared Swaps 5,835
Net payments (receipts) of variation margin to date (5,821)
Variation margin receivable (payable) on centrally cleared swaps $ 14
**
Includes interest purchased or sold but not yet collected of $264.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/20/23 AUD 55,160 USD 35,962 $ (155)
Bank of America 10/20/23 JPY 2,037,845 USD 14,615 (495)
Bank of America 11/24/23 EUR 16,275 USD 17,858 (137)
Bank of America 11/24/23 GBP 13,930 USD 17,712 (62)
Bank of America 11/24/23 USD 17,584 GBP 13,930 (65)
Citibank 10/20/23 USD 26,609 AUD 41,317 (212)
Citibank 10/20/23 USD 7,917 JPY 1,082,635 415
Goldman Sachs 10/20/23 CAD 23,755 USD 17,722 (129)
Goldman Sachs 10/20/23 USD 17,758 AUD 26,560 517
HSBC Bank 10/20/23 AUD 13,280 USD 8,707 (87)
HSBC Bank 10/20/23 USD 6,832 JPY 955,210 214
JPMorgan Chase 10/20/23 CAD 23,955 USD 17,721 20
RBC Dominion Securities 10/20/23 CAD 9,530 USD 7,255 (197)
RBC Dominion Securities 10/20/23 USD 42,803 CAD 57,240 411
UBS Investment Bank 10/20/23 AUD 13,280 USD 8,702 (81)
UBS Investment Bank 10/20/23 USD 8,898 AUD 13,842 (88)
UBS Investment Bank 11/24/23 USD 17,662 EUR 16,275 (59)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (190)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,906 Ultra U.S. Treasury Notes ten year
contracts 12/23 221,304 $ 130
Net payments (receipts) of variation margin to date (37)
Variation margin receivable (payable) on open futures contracts $ 93

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 4,860++
Totals $ —# $ — $ 4,860+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 555,211  ¤  ¤ $ 168,404
Total $ 168,404^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,860 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $168,404.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,954,510 $ — $ 6,954,510
Short-Term Investments 168,404 — — 168,404
Total Securities 168,404 6,954,510 — 7,122,914
Swaps* — 6,551 — 6,551
Forward Currency Exchange
Contracts — 1,577 — 1,577
Futures Contracts* 130 — — 130
Total $ 168,534 $ 6,962,638 $ — $ 7,131,172
Liabilities
Options Written $ 1,356 $ — $ — $ 1,356
Swaps* — 716 — 716
Forward Currency Exchange
Contracts — 1,767 — 1,767
Total $ 1,356 $ 2,483 $ — $ 3,839

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F161-054Q1 08/23
1
Includes Asset-Backed Securities, Municipal Securities, Non-U.S. Government Mortgage-
Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.